STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

17. STOCKHOLDERS’ EQUITY

Capital stock

Preferred Shares - The Company is authorized to issue 1,000,000 Preferred Shares with a par value of $.001 per share. The authorized Preferred Shares will be available for issuance by the Board upon the passing of an ordinary resolution of the holders of the ordinary shares. The ordinary resolutions of the stockholders of the Company will stipulate the powers, preferences and relative, participating, optional and other rights or special rights, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as well as any restrictions, of the class of preferred shares as a whole, which has not yet been determined.

Ordinary Shares - The Company is authorized to issue 100,000,000 Ordinary Shares with a par value of $.001 per share. As of December 31, 2024, a total of 26,901,592 ordinary shares were issued and outstanding. In the event of the liquidation of the Company, after satisfaction of liabilities to creditors, the assets of the Company will be distributed to the holders of the ordinary shares in the Company in proportion to their respective shareholdings. This right, as well as the right to receive dividends, may be affected by the grant of preferential dividend or distribution rights to the holders of a class of preferred shares with preferential rights that may be authorized by ordinary resolution in the future. The holders of ordinary shares have no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the ordinary shares. The rights, preferences and privileges of holders of the ordinary shares may be subject to those of the holders of any preferred shares the Company may issue in the future.

Class Z non-redeemable and non-convertible ordinary shares - The Company is authorized to issue 30,000,000 Class Z non-redeemable and non-convertible ordinary shares (“Class Z Ordinary Shares”) with a par value of $0.001 per share. As of December 31, 2024, and 2023, the Company had zero Class Z Ordinary Shares issued and outstanding, respectively. All outstanding Class Z non-redeemable and non-convertible ordinary shares were repurchased and retired during 2023.

Warrants

Public Warrants - There were 11,461,120 public warrants outstanding at December 31, 2024, and 2023. Each public redeemable warrant entitles the registered holder to purchase one ordinary share at a price of $11.50 per share. The Company may call the outstanding public warrants for redemption in whole and not in part, at a price of $0.01 per warrant:

-	at any time while the warrants are exercisable;
-	upon not less than 30 days’ prior written notice of redemption to each warrant holder;
-	if, and only if, the reported last sale price of the Ordinary Share equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and
-	if, and only if, there is a current registration statement in effect with respect to the Ordinary Share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Private Warrants - At December 31, 2024, and 2023, there were 4,289,722 private warrants outstanding. Each private warrant entitles the registered holder to purchase one ordinary share at a price of $11.50 per share.

Stockholder Earn-Out Rights

As a part of the Business Combination consideration, the selling stockholder shall be entitled to receive, as additional consideration, and without any action on behalf of the Company or the Company’s stockholders, additional ordinary shares (the “Earnout Shares”), to be issued as follows during the period from and after the Closing until the end of calendar year 2024 (A) 500,000 Earnout Shares, if, during calendar year 2022, Adjusted EBITDA (as defined in the Business Combination Agreement) of the Company is equal to or greater than $27 million, (B) 500,000 Earnout Shares, if, during calendar year 2023, Adjusted EBITDA of the Company is equal to or greater than $33 million, and (C) 1,000,000 Earnout Shares, if, during calendar year 2024, the Buyer Trading Price (as defined in the Business Combination Agreement) during the standard market trading hours of a trading day is greater than or equal to $16.50 for any 20 trading days within any period of 30 consecutive trading days. As of December 31, 2024, there have been no Earnout Shares issued.

The Earnout have been deemed financial instruments to be issued upon the occurrence of contingent earn out provisions. The Earnout Shares are accounted for under ASC Topic 815-40, “Derivatives and Hedging”, pursuant to which the Earnout Shares are considered to be indexed to the Company’s own stock and therefore will be classified as equity instruments.